Intangible assets - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	$ 5,654	$ 5,709
Expensed exploration expenditures previously capitalised	(155)	(71)	$ 53
Intangible assets ending balance	5,950	5,654	5,709
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	6,234	6,010
Additions through business acquisition	475	574
Additions	468	681
Disposals at cost	(69)	(113)
Transfers	(208)	(240)
Assets reclassified to held for sale	(3)	(282)
Expensed exploration expenditures previously capitalised	(155)	(71)
Impairment of goodwill	(288)
Foreign currency translation effects	438	(326)
Intangible assets ending balance	6,893	6,234	6,010
Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	(580)
Intangible assets ending balance	(942)	(580)
Exploration expenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	1,147
Intangible assets ending balance	1,508	1,147
Exploration expenses | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	1,147	1,169
Additions through business acquisition	0	0
Additions	431	299
Disposals at cost	(4)	(6)
Transfers	(52)	(145)
Assets reclassified to held for sale	0	0
Expensed exploration expenditures previously capitalised	(119)	(76)
Impairment of goodwill	0
Foreign currency translation effects	104	(94)
Intangible assets ending balance	1,508	1,147	1,169
Acquisition costs - oil and gas prospects
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	2,438
Intangible assets ending balance	2,283	2,438
Acquisition costs - oil and gas prospects | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	2,438	2,036
Additions through business acquisition	0	504
Additions	7	151
Disposals at cost	(13)	(103)
Transfers	(178)	(94)
Assets reclassified to held for sale	0	(7)
Expensed exploration expenditures previously capitalised	(36)	5
Impairment of goodwill	0
Foreign currency translation effects	65	(54)
Intangible assets ending balance	2,283	2,438	2,036
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	1,443
Intangible assets ending balance	1,838	1,443
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	1,443	1,733
Additions through business acquisition	475	71
Additions	0	29
Disposals at cost	(5)	0
Transfers	0	(1)
Assets reclassified to held for sale	(3)	(276)
Expensed exploration expenditures previously capitalised	0	0
Impairment of goodwill	(288)
Foreign currency translation effects	215	(113)
Intangible assets ending balance	1,838	1,443	1,733
Goodwill | Cost | E&P Norway | 2019 Acquisition
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill related to business combinations	538
Goodwill | Cost | E&P Norway | 2025 Acquisition
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill related to business combinations	383
Goodwill | Cost | MMP | 2019 Acquisition
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill related to business combinations	468
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	626
Intangible assets ending balance	322	626
Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	1,206	1,072
Additions through business acquisition	0	0
Additions	30	202
Disposals at cost	(46)	(4)
Transfers	22	0
Assets reclassified to held for sale	0	0
Expensed exploration expenditures previously capitalised	0	0
Impairment of goodwill	0
Foreign currency translation effects	53	(64)
Intangible assets ending balance	1,265	1,206	$ 1,072
Other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	(580)
Intangible assets ending balance	$ (942)	$ (580)